Leases - Maturities of Operating and Financing Lease Liabilities (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Operating Lease
2023 (remainder of year after September 30, 2023)	$ 1,679
2024	10,940		$ 11,215
2025	9,830		10,049
2026	9,413		7,762
2027	8,194		7,448
Thereafter	24,154
Total lease payments	64,210		54,069
Less: amount representing interest	(14,826)		(7,668)
Present value of lease liabilities	49,384		46,401
Less: current portion of lease liabilities	(7,123)	[1]	(9,177)	[1],[2]	$ 0	[2]
Long-term lease liabilities, net of current portion	42,261	[3]	37,224	[3],[4]	0	[4]
Finance Leases
2023 (remainder of year after September 30, 2023)	188
2024	753		491
2025	731		491
2026	492		469
2027	428		231
Thereafter	528
Total lease payments	3,120		2,277
Less: amount representing interest	(364)		(233)
Present value of lease liabilities	2,756		2,044
Less: current portion of lease liabilities	(630)		(425)		$ 0
Long-term lease liabilities, net of current portion	$ 2,126		$ 1,619

[1]	Includes related party current portion of operating lease liabilities of $1,912 and $1,836 at September 30, 2023 and December 31, 2022, respectively
[2]	Includes related party current portion of operating lease liabilities of $1,836 at December 31, 2022
[3]	Includes related party long-term operating lease liabilities of $9,994 and $11,631 at September 30, 2023 and December 31, 2022, respectively
[4]	Includes related party long-term operating lease liabilities of $11,631 at December 31, 2022